Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028341

Cert NYS

1-10207

NYSE

RECD S.E.C.
SEP 19 2003
081

September 19, 2003

PROCESSED
SEP 24 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ALARIS MEDICAL SYSTEMS, INC., Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 19, 2003. Tentative listing date – September 25, 2003.

Sincerely,